INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions			12 Months Ended
		Apr. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	[1]		$ 4,409
Intangible assets and goodwill, ending balance			$ 6,429	$ 4,409	[1]
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life			7 years
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life			40 years
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			$ 4,744	5,002
Additions and other			13	19
Transfers				(277)
Acquisition (Note 6)			2,063
Foreign exchange adjustments			(15)
Intangible assets and goodwill, ending balance			6,805	4,744
Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			(335)	(288)
Amortization			41	47
Intangible assets and goodwill, ending balance			(376)	(335)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			3,878
Intangible assets and goodwill, ending balance			4,684	3,878
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			3,878	3,871
Additions and other			0	7
Transfers				0
Acquisition (Note 6)			809
Foreign exchange adjustments			(3)
Intangible assets and goodwill, ending balance			4,684	3,878
Goodwill | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			0	0
Intangible assets and goodwill, ending balance			0	0
Purchase and Sale Contracts and Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			63
Intangible assets and goodwill, ending balance			66	63
Purchase and Sale Contracts and Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			227	216
Additions and other			13	11
Transfers				0
Acquisition (Note 6)			0
Foreign exchange adjustments			0
Intangible assets and goodwill, ending balance			240	227
Purchase and Sale Contracts and Other | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			(164)	(145)
Amortization			10	19
Intangible assets and goodwill, ending balance			(174)	(164)
Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			468
Intangible assets and goodwill, ending balance			1,679	468
Customer Relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			639	638
Additions and other			0	1
Transfers				0
Acquisition (Note 6)			1,254
Foreign exchange adjustments			(12)
Intangible assets and goodwill, ending balance			1,881	639
Customer Relationships | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			(171)	(143)
Amortization			31	28
Intangible assets and goodwill, ending balance			(202)	(171)
Purchase Option
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			0
Intangible assets and goodwill, ending balance			0	0
Purchase Option | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			0	277
Additions and other			0	0
Transfers		$ (277)		(277)
Acquisition (Note 6)			0
Foreign exchange adjustments			0
Intangible assets and goodwill, ending balance			0	0
Purchase Option | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			0	0
Amortization			0	0
Intangible assets and goodwill, ending balance			0	0
Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			531
Intangible assets and goodwill, ending balance			1,745	531
Intangible Assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			866	1,131
Additions and other			13	12
Transfers				(277)
Acquisition (Note 6)			1,254
Foreign exchange adjustments			(12)
Intangible assets and goodwill, ending balance			2,121	866
Intangible Assets | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance			(335)	(288)
Amortization			41	47
Intangible assets and goodwill, ending balance			$ (376)	$ (335)

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.